OPERATING LEASES - Charterhire and office rent expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 18,694
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,664
Total minimum lease payments	47,916
Less: Imputed interest	(5,879)
Present value of operating lease liabilities	$ 42,037	$ 56,387	$ 198,462